SCHEDULE OF OPTION ASSUMPTION (Details)	Dec. 13, 2023	Jan. 25, 2021	Feb. 19, 2020
5-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0.00%
Expected volatility	133.30%
Expected term	6 years 3 months
Risk free interest rate	4.04%
Expected forfeitures	0.00%
5-Year Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0.00%
Expected volatility	133.30%
Expected term	6 years 3 months
Risk free interest rate	4.04%
Expected forfeitures	0.00%
7-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends		0.00%
Expected volatility		133.22%
Expected term		7 years
Risk free interest rate		1.46%
Expected forfeitures		0.00%
10-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0.00%		0.00%
Expected volatility	133.30%		125.19%
Expected term	5 years		3 years
Risk free interest rate	4.00%		1.50%
Expected forfeitures	0.00%		0.00%
7-Year Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends			0.00%
Expected volatility			125.19%
Expected term			6 years
Risk free interest rate			1.46%
Expected forfeitures			0.00%
10-Year Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends			0.00%
Expected volatility			125.19%
Expected term			3 years
Risk free interest rate			1.50%
Expected forfeitures			0.00%